SHAREHOLDERS’ EQUITY/(DEFICIT) - Narrative (Details) € / shares in Units, $ in Millions							12 Months Ended
	Dec. 06, 2024 USD ($)	Feb. 08, 2024 USD ($) shares	Feb. 06, 2024 USD ($)	Feb. 05, 2024 USD ($)	Feb. 04, 2024 USD ($) vote shares	Feb. 04, 2024 EUR (€) vote shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Authorized share capital | €										€ 75,000,000
Number of shares authorized (in shares) | shares							2,495,175,000			2,495,175,000
Par value of share (EUR per shares) | € / shares										€ 0.0300580119630888
Number of shares outstanding (in shares) | shares							553,631,196	384,499,607	384,499,607	553,631,196
Total shareholders' equity							$ 5,008.4	$ (156.8)	$ (73.9)		$ 38.0
Share capital							18.4	642.2
Number of votes per common shares | vote					1	1
Share split ratio (as a percent)					3.3269	3.3269
Capital Contribution								234.3
Payments of debt issuance costs		$ 102.4					2,561.4	$ 0.0	0.0
IPO
Disclosure of classes of share capital [line items]
Payments of debt issuance costs				$ 1,365.0
IPO related transaction costs							(61.6)
Overallotment option
Disclosure of classes of share capital [line items]
Payments of debt issuance costs	$ 140.8		$ 102.4
Follow on Offering
Disclosure of classes of share capital [line items]
Payments of debt issuance costs	$ 1,079.2
IPO related transaction costs							(34.1)
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of classes of share capital [line items]
Amount of loan equitized					$ 2,600.0	€ 2,300,000,000	2,560.0
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					384,499,607	384,499,607
Ordinary shares issued (in shares) | shares					384,499,607	384,499,607
Class B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		505,249,607
Ordinary shares issued (in shares) | shares		505,249,607
Class A Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares								115,220,745
Class B Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares								352,193
Share capital
Disclosure of classes of share capital [line items]
Total shareholders' equity							18.4	$ 642.2	642.2		640.4
Capital Reserve
Disclosure of classes of share capital [line items]
Total shareholders' equity							2,789.2	227.2	0.0		0.0
Capital Contribution								227.2
Share Premium
Disclosure of classes of share capital [line items]
Total shareholders' equity							3,189.1	$ 0.0	$ 0.0		$ 0.0
Share Premium | IPO
Disclosure of classes of share capital [line items]
IPO related transaction costs							(61.6)
Share Premium | Follow on Offering
Disclosure of classes of share capital [line items]
IPO related transaction costs							$ (34.1)